Organization and Business (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Subsidiaries of Company

As at the date of this report, details of the subsidiaries of the company are as follows:

Name	Place and date of formation	Ownership	Principal activity
Pine Ridge Group Limited (“Pine Ridge”)	British Virgin Islands (“BVI”)	100% (directly)	Investment holding
Chrome Fields I, Inc. (“Chrome I”)	Delaware	100% (indirectly)	Investment holding
Chrome Fields II, Inc. (“Chrome II”)	Delaware	100% (indirectly)	Investment holding
FSC Clearwater, LLC (“Clearwater I”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II, LLC (“Clearwater II”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)

As at the date of this report, details of the subsidiaries of the company are as follows:

Name	Place and date of formation	Ownership	Principal activity
Pine Ridge Group Limited (“Pine Ridge”)	British Virgin Islands (“BVI”)	100% (directly)	Investment holding
Chrome Fields I, Inc. (“Chrome I”)	Delaware	100% (indirectly)	Investment holding
Chrome Fields II, Inc. (“Chrome II”)	Delaware	100% (indirectly)	Investment holding
FSC Clearwater, LLC (“Clearwater I”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Kissimmee Bay Country Club)
FSC Clearwater II, LLC (“Clearwater II”)	Florida	100% (indirectly)	Operation of golf course and selling of food and beverages and merchandise (Remington Golf Club)